Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details)	Dec. 31, 2024
Computers and Software [Member]
Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.00%
Furniture and Office Equipment [Member]
Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%
Land Improvements [Member]
Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the term of the lease or its useful life
Minimum [Member] | Laboratory equipment [Member]
Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	10.00%
Maximum [Member] | Laboratory equipment [Member]
Significant Accounting Policies - Schedule of Property and Equipment Useful Life (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	15.00%